UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	May 22, 2012 to June 21, 2012

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01

GE Capital Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class B	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2011-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-1, Class A	|__|	|__|	|_X_|	___________
Series 2012-1, Class B	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-4, Class A	|__|	|__|	|_X_|	___________
Series 2012-4, Class B	|__|	|__|	|_X_|	___________
Series 2012-5, Class A	|__|	|__|	|_X_|	___________
Series 2012-5, Class B	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No_____

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and 99.13.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by GE Capital Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period May 22, 2012 through June 21, 2012. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2012. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds

Issuance of 2012-4 Notes

On June 20, 2012, GE Capital Credit Card Master Note Trust (the “Trust”) issued $350,000,000 of Series 2012-4 Class A Asset Backed Notes (the “2012-4 Class A Notes”), $50,491,803 of Series 2012-4 Class B Asset Backed Notes (the “2012-4 Class B Notes”) and $33,278,689 of Series 2012-4 Class C Asset Backed Notes (the “2012-4 Class C Notes”), described in a Prospectus Supplement dated June 14, 2012 to a Prospectus dated June 12, 2012.  The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-4 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on June 26, 2012.

Issuance of 2012-5 Notes

On June 20, 2012, the Trust issued $600,000,000 of Series 2012-5 Class A Asset Backed Notes (the “2012-5 Class A Notes”), $75,709,779 of Series 2012-5 Class B Asset Backed Notes (the “2012-5 Class B Notes”) and $51,104,101 of Series 2012-5 Class C Asset Backed Notes (the “2012-5 Class C Notes”), described in a Prospectus Supplement dated June 14, 2012 to a Prospectus dated June 12, 2012. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-5 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on June 26, 2012.

Sale of Series 2011-1, Class B Notes

On May 24, 2012, the Trust sold $86,557,377 of Series 2011-1, Class B Asset Backed Notes (the “Class B Series 2011-1 Notes”), described in a Prospectus Supplement dated May 22, 2012 to a Prospectus dated May 22, 2012.

Use of Proceeds – Series 2011-1, Class B Notes

The public offering of the Class B Series 2011-1 Notes was made under the registration statement (the “Registration Statement”) on Form S-3 (File No. 333-169151) filed with the Securities and Exchange Commission on September 2, 2010 (as amended by pre-effective amendment no. 1 on October 29, 2010 and pre-effective amendment no. 2 on November 22, 2010) and declared effective on December 3, 2010.

The public offering of the Class B Series 2011-1 Notes terminated on May 24, 2012 upon the sale of all of the Class B Series 2011-1 Notes. The underwriter of the Class B Notes Series 2011-1 Notes was RBS Securities Inc.

During the period from the effective date of the Registration Statement through the current reporting period, the amount of expenses incurred in connection with the issuance and distribution of the Class A Notes and the Class B Notes with respect to underwriting commissions and discounts was $238,032.79 for the Class B Series 2011-1 Notes.  After deducting the underwriting commissions and discounts described in the preceding sentence, the net offering proceeds to the Issuer before expenses for the Class B Series 2011-1 Notes are $86,893,219.62. Other expenses, including legal fees and other costs and expenses are reasonably estimated to be $100,000 and net proceeds to the Issuer, after deduction of expenses, are reasonably estimated to be $86,393,219.62. With respect to the payment of these other expenses and costs, all direct or indirect payments were made to persons other than persons who are (a) directors or officers of the Issuer, or (b) owners of 10 percent or more of any class of securities of the Issuer.

The net proceeds to RFS Holding, L.L.C., after deducting the underwriting commissions and discounts, and expenses above, were used to purchase credit card receivables from GE Capital Retail Bank ( the “Bank”), an affiliate of RFS Holding, L.L.C., and to repay intercompany indebtedness owed by RFS Holding, L.L.C. to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from the Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Sale of Series 2012-1, Class B Notes

On May 24, 2012, the Trust sold $94,637,224 of Series 2012-1, Class B Asset Backed Notes (the “Class B Series 2012-1 Notes”), described in a Prospectus Supplement dated May 22, 2012 to a Prospectus dated May 22, 2012.

Use of Proceeds – Series 2012-1, Class B Notes

The public offering of the Class B Series 2012-1 Notes was made under the registration statement (the “Registration Statement”) on Form S-3 (File No. 333-169151) filed with the Securities and Exchange Commission on September 2, 2010 (as amended by pre-effective amendment no. 1 on October 29, 2010 and pre-effective amendment no. 2 on November 22, 2010) and declared effective on December 3, 2010.

The public offering of the Class B Series 2012-1 Notes terminated on May 24, 2012 upon the sale of all of the Class B Series 2012-1 Notes. The underwriter of the Class B Notes Series 2012-1 Notes was RBS Securities Inc.

During the period from the effective date of the Registration Statement through the current reporting period, the amount of expenses incurred in connection with the issuance and distribution of the Class A Notes and the Class B Notes with respect to underwriting commissions and discounts was $331,230.28 for the Class B Series 2012-1 Notes.  After deducting the underwriting commissions and discounts described in the preceding sentence, the net offering proceeds to the Issuer before expenses for the Class B Series 2012-1 Notes are $94,616,403.81. Other expenses, including legal fees and other costs and expenses are reasonably estimated to be $100,000 and net proceeds to the Issuer, after deduction of expenses, are reasonably estimated to be $94,116,403.81. With respect to the payment of these other expenses and costs, all direct or indirect payments were made to persons other than persons who are (a) directors or officers of the Issuer, or (b) owners of 10 percent or more of any class of securities of the Issuer.

The net proceeds to RFS Holding, L.L.C., after deducting the underwriting commissions and discounts, and expenses above, were used to purchase credit card receivables from GE Capital Retail Bank ( the “Bank”), an affiliate of RFS Holding, L.L.C., and to repay intercompany indebtedness owed by RFS Holding, L.L.C. to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from the Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Item 8 Other Information.

Trust Performance
	Jun-12	May-12	Apr-12	3-Month Avg
Gross Trust Yield	25.39%	25.57%	25.09%	25.35%
Gross Charge-Off Rate	7.18%	7.41%	7.51%	7.37%
Trust excess spread percentage	14.40%	14.41%	13.91%	14.25%
Payment Rate	14.23%	14.52%	14.23%	14.33%

Delinquency Data
1-29 Days Delinquent	4.02%	3.52%	3.88%	3.80%
30-59 Days Delinquent	1.16%	1.08%	1.08%	1.11%
60-89 Days Delinquent	0.79%	0.75%	0.81%	0.78%
90-119 Days Delinquent	0.60%	0.63%	0.68%	0.63%
120-149 Days Delinquent	0.54%	0.57%	0.57%	0.56%
150-179 Days Delinquent	0.50%	0.47%	0.53%	0.50%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 17.2	$17.2	$ 17.3	$ 17.2

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for July 16, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for July 16, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for July 16, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for July 16, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for July 16, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for July 16, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for July 16, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for July 16, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for July 16, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for July 16, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for July 16, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for July 16, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for July 16, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: July 16, 2012	By: /s/ Vishal Gulati
Name: Vishal Gulati
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for July 16, 2012 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for July 16, 2012 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for July 16, 2012 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for July 16, 2012 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for July 16, 2012 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for July 16, 2012 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for July 16, 2012 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for July 16, 2012 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-1, for July 16, 2012 Payment Date.
99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-2, for July 16, 2012 Payment Date.
99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-3, for July 16, 2012 Payment Date.
99.12	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-4, for July 16, 2012 Payment Date.
99.13	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2012-5, for July 16, 2012 Payment Date.